Employee Benefit Expenses - Summary of Employee Benefit Expenses Detail (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Employee Benefit Expenses [abstract]
Remeasurements of employee termination benefit gains/losses	₺ 1,107,508	₺ 328,711	₺ 117,779